Nature and Continuance of Operations and Going Concern (Details Narrative) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (61,979,184)	$ (31,351,401)